Fair Value Measurements (Tables)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Description
Assets:
Money Market Funds held in Trust Account	$300,000,000	$300,000,000	$-	$-
Liabilities:
Warrant Liability – Public Warrants	$19,522,653	$-	$-	$19,522,653
Warrant Liability – Private Warrants	$12,212,768	$-	$-	$12,212,768

Schedule of provides quantitative information regarding Level 3 fair value measurements
	At November 30, 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$10.18	$10.50
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	28.9%	31.3%
Risk-free rate	0.45%	0.44%
Dividend yield	0.0%	0.0%
Probability of completing a Business Combination	85.0%	90.0%

Schedule of changes in the fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities

Fair value as of September 24, 2020 (inception)	$—	$—	$—
Initial measurement on November 30, 2020	10,796,275	17,330,871	28,127,146
Change in fair value recognized in earnings	1,416,493	2,191,782	3,608,275

Fair value as of December 31, 2020	$12,212,768	$19,522,653	$31,735,421

Schedule of assets that are measured at fair value on a recurring basis
	March 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Description
Warrant Liability – Public Warrants	$26,900,000	$26,900,000	$-	$-
Warrant Liability – Private Warrants	$18,705,664	$-	$-	$18,705,664
	$45,605,664	$26,900,000	$-	$18,705,664

Schedle of quantitative information regarding Level 3 fair value measurements
	As of March 31, 2020	As of December 31, 2020
Stock price	$10.12	$10.50
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	43.3%	31.3%
Risk-free rate	0.92%	0.44%
Dividend yield	0.0%	0.0%